Capital Stock - Summary of Non-Vested Stock Option Activity and Related Information (Detail) - Non Vested Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Nonvested Stock Option Activity [Line Items]
Options, Outstanding Non-Vested Stock Options-beginning of year	110,829
Options, Granted	58,434	110,829
Options, Vested	(36,574)
Options, Outstanding Non-Vested Stock Options-end of year	132,689	110,829
Weighted-Average Grant Date Fair Value, Outstanding non-vested stock options-beginning of Year	$ 4.25
Weighted-Average Grant Date Fair Value, Granted	5.39	$ 4.25
Weighted-Average Grant Date Fair Value, Vested	4.25
Weighted-Average Grant Date Fair Value, Outstanding non-vested stock options-end of year	$ 4.75	$ 4.25